Leases - Schedule of Future Minimum Lease Payments Under Non-cancellable Leases (Details)	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 173,307
2021	693,229
2022	693,229
2023	693,229
2024	640,118
Thereafter	2,168,932
Total lease payments	5,062,044
Less: Interest	(893,273)
Present value of lease liabilities	$ 4,168,771